SUPPLEMENTAL EQUITY AND COMPREHENSIVE INCOME INFORMATION (Details 3) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Jan. 02, 2016	Oct. 03, 2015	Jul. 04, 2015	Apr. 04, 2015	Jan. 03, 2015	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Amounts reclassified from accumulated other comprehensive loss.
Cost of products sold									$ (4,321.1)	$ (4,679.1)	$ (4,502.3)
Interest Expense									60.5	63.3	60.9
Income from continuing operations before taxes									408.9	360.8	366.0
Provision for income taxes									134.5	113.5	124.3
Income from continuing operations	$ 56.5	$ 81.3	$ 64.7	$ 71.9	$ 69.8	$ 60.9	$ 50.2	$ 66.4	274.4	247.3	241.7
Reclassifications to net income, net of tax									20.9	17.8
Income tax (benefit) expense allocated - Pension and other postretirement benefits:
Net (loss) gain recognized from actuarial gain/loss and prior service cost/credit									(11.4)	(54.7)	28.6
Reclassifications to net income									10.4	7.2	4.7
Income tax (benefit) expense allocated - Cash flow hedges:
(Losses) gains recognized on cash flow hedges									(0.3)	0.1	0.2
Reclassifications to net income									(0.5)	0.3	0.1
Income tax (benefit) expense related to components of other comprehensive (loss) income									(1.8)	(47.1)	33.6
Reclassifications to net income:
Recognized gain on curtailment and settlement, net	$ (0.3)				(1.0)		(0.6)		(0.3)	(1.6)	1.6
(Loss) from discontinued operations, net of tax | OCP and DES businesses
Reclassifications to net income:
Recognized gain on curtailment and settlement, net											2.7
Amounts Reclassified from Accumulated other comprehensive loss
Amounts reclassified from accumulated other comprehensive loss.
Income from continuing operations									(20.9)	(17.8)	(17.2)
Amounts Reclassified from Accumulated other comprehensive loss | (Loss) from discontinued operations, net of tax | U.S. | OCP and DES businesses
Reclassifications to net income:
Recognized gain on curtailment and settlement, net											6.4
Pension and Other Postretirement Benefits
Amounts reclassified from accumulated other comprehensive loss.
Reclassifications to net income, net of tax									22.9	16.9
Pension and Other Postretirement Benefits | Amounts Reclassified from Accumulated other comprehensive loss | Pension and Other Postretirement Benefits
Amounts reclassified from accumulated other comprehensive loss.
Pension and other postretirement benefits									(33.3)	(24.1)	(25.3)
Provision for income taxes									10.4	7.2	8.6
Income from continuing operations									(22.9)	(16.9)	(16.7)
Cash Flow Hedges
Amounts reclassified from accumulated other comprehensive loss.
Reclassifications to net income, net of tax									(2.0)	0.9
Cash Flow Hedges | Amounts Reclassified from Accumulated other comprehensive loss
Amounts reclassified from accumulated other comprehensive loss.
Income from continuing operations before taxes									2.5	(1.2)	(0.7)
Provision for income taxes									(0.5)	0.3	0.2
Income from continuing operations									2.0	(0.9)	(0.5)
Cash Flow Hedges | Amounts Reclassified from Accumulated other comprehensive loss | Foreign exchange contracts
Amounts reclassified from accumulated other comprehensive loss.
Cost of products sold									3.9	(1.2)	0.6
Cash Flow Hedges | Amounts Reclassified from Accumulated other comprehensive loss | Commodity contracts
Amounts reclassified from accumulated other comprehensive loss.
Cost of products sold									(1.3)	0.1	(1.2)
Cash Flow Hedges | Amounts Reclassified from Accumulated other comprehensive loss | Interest Rate Contracts
Amounts reclassified from accumulated other comprehensive loss.
Interest Expense									$ (0.1)	(0.1)	(0.1)
Foreign Currency Translation | Amounts Reclassified from Accumulated other comprehensive loss | (Loss) from discontinued operations, net of tax | OCP and DES businesses
Amounts reclassified from accumulated other comprehensive loss.
Reclassifications to net income, net of tax											10.8
As Previously Reported
Amounts reclassified from accumulated other comprehensive loss.
Interest Expense										63.3	59.0
Income from continuing operations before taxes										364.4	363.1
Provision for income taxes										113.3	118.8
Income from continuing operations			64.3	71.6	70.1	65.0	44.4	71.6		251.1	244.3
Adjustments
Amounts reclassified from accumulated other comprehensive loss.
Interest Expense											1.9
Income from continuing operations before taxes										(3.6)	2.9
Provision for income taxes										0.2	5.5
Income from continuing operations			$ 0.4	$ 0.3	$ (0.3)	$ (4.1)	$ 5.8	$ (5.2)		$ (3.8)	$ (2.6)